INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

17. INCOME TAXES

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2022	2023	2024
Income (loss) before income taxes and equity in earnings (losses) of affiliates
Canada	$(19,357)	$(61,704)	$(38,474)
United States	22,275	(49,536)	(151,101)
PRC including Hong Kong and Taiwan	193,705	230,768	134,752
Others	159,845	288,997	(27,479)
	$356,468	$408,525	$(82,302)
Current tax expense (benefit)
Canada	$(16,707)	$1,944	$972
United States	(1,684)	12,570	(16,750)
PRC including Hong Kong and Taiwan	47,528	55,780	95,325
Others	28,132	4,756	9,244
	57,269	75,050	88,791
Deferred tax expense (benefit)
Canada	10,629	2,048	(8,799)
United States	1,996	(4,176)	(31,637)
PRC including Hong Kong and Taiwan	500	(724)	(70,231)
Others	2,959	(12,697)	5,300
	16,084	(15,549)	(105,367)
Total income tax expense (benefit)
Canada	(6,078)	3,992	(7,827)
United States	312	8,394	(48,387)
PRC including Hong Kong and Taiwan	48,028	55,056	25,094
Others	31,091	(7,941)	14,544
	$73,353	$59,501	$(16,576)

17. INCOME TAXES (Continued)

The Company’s major operating subsidiaries and their respective income taxes are as follows:

Canada

The Company is subject to combined federal and Ontario provincial corporate income tax rate of 26.5% through December 31, 2024.

United States

Canadian Solar (USA) Inc. is subject to combined federal and state corporate income tax rate of 24.6%, 25.5% and 25.0% for the years ended December 31, 2022, 2023 and 2024, respectively. Canadian Solar SSES (US) Inc. is subject to combined federal and state corporate income tax rate of 28.1% and 23.0% for the years ended December 31, 2023 and 2024, respectively. Recurrent Energy Group Inc. is subject to combined federal and state corporate income tax rate of 22.5%, 26.1% and 26.6% for the years ended December 31, 2022, 2023 and 2024, respectively. Canadian Solar US Module Manufacturing Corporation is subject to combined federal and state corporate income tax rate of 21.0% for the year ended December 31, 2024.

PRC

The major operating subsidiaries, including Canadian Solar Manufacturing (Luoyang) Inc., Canadian Solar Manufacturing (Changshu) Inc., CSI Modules (DaFeng) Co., Ltd., Canadian Solar Sunenergy (Jiaxing) Co. Ltd, CSI Cells (Yancheng) Co., Ltd, Canadian Solar Sunenergy (SuQian) Co., Ltd., CSI Cells (SuQian) Co., Ltd., CSI Wafer (FuNing) Co., Ltd. and CSI Cells (Yangzhou) Co., Ltd. are governed by the PRC Enterprise Income Tax Law (“EIT Law”).

In 2024, certain of the Company’s PRC subsidiaries, including Suzhou Sanysolar Materials Technology Co., Ltd, Changshu Tegu New Material Technology Co., Ltd, CSI New Energy Development (Suzhou) Co., Ltd, CSI Solar Technologies (Jiaxing) Co., Ltd, Canadian Solar Photovoltaic Technology (Luoyang) Co., Ltd. and CSI Energy Storage Co., Ltd. were recognized as HNTEs. In addition, CSI Solar Technology (Xining) Co., Ltd and Canadian Solar Sunenergy (Baotou) Co., Ltd. are qualified as Enterprises in the Encourage Industry. They benefit from preferential income tax rates. Other PRC subsidiaries are subject to a 25.0% corporate income tax rate.

Reconciliation between the provision for income tax, as calculated by applying the combined Canadian federal and provincial statutory tax rate to income before income taxes and equity in earnings of affiliates, and the actual provision (or benefit) for income taxes is as follows:

	Years Ended December 31,
	2022	2023	2024
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(3)	(15)	13
Effect of different tax rate on earnings in other jurisdictions	1	(4)	(6)
Effect of tax holiday	(1)	(1)	—
Effect of true-up	(2)	—	9
Effect of cross-border tax	—	1	(2)
Tax credits	—	—	8
Change in valuation allowance	(1)	7	(29)
	21%	15%	20%

The aggregate income tax benefit and per share effect of tax holidays were as follows:

	Years Ended December 31,
	2022	2023	2024
The aggregate amount	$2,520	$3,043	$41
Per share — basic	$0.04	$0.05	$0.01
Per share — diluted	0.04	0.04	0.01

17. INCOME TAXES (Continued)

The components of deferred tax assets and liabilities were as follows:

	December 31,	December 31,
	2023	2024
Deferred tax assets:
Accrued warranty costs	$12,944	$11,200
Allowance for credit losses	14,728	14,928
Inventory write-downs	5,807	7,022
Future deductible expenses	28,720	33,656
Depreciation difference and impairment of property, plant and equipment, project assets, solar power and battery energy storage systems	18,428	40,359
Accrued liabilities	39	10,886
Government subsidies	46,712	48,473
Net operating losses carryforwards	131,094	233,329
Interest limitations	15,471	26,199
Others	62,193	100,099
Total deferred tax assets, gross	336,136	526,151
Valuation allowance	(72,678)	(52,651)
Total deferred tax assets, net	$263,458	$473,500

Deferred tax liabilities:
Investments in partnerships	$2,261	$69,327
Depreciation difference of property, plant and equipment	34,625	59,729
Others	45,942	75,776
Total deferred tax liabilities	$82,828	$204,832
Net deferred tax assets	$180,630	$268,668
Analysis as:
Deferred tax assets	263,458	473,500
Deferred tax liabilities	(82,828)	(204,832)
Net deferred tax assets	$180,630	$268,668

In accordance with the EIT Law, a 5% or 10% withholding tax is generally levied on dividends declared by PRC companies to non-resident enterprise investors. A deferred tax liability is required for taxable temporary differences arising from the excess of financial reporting basis over tax basis in investments in foreign subsidiaries. However, a deferred tax liability is not recognized if the basis difference is not expected to reverse in the foreseeable future and is expected to be permanent in duration. As of December 31, 2024, the Company recorded $2,223 of withholding tax related to undistributed earnings of foreign subsidiaries, based on expected future distribution plan, and the remaining undistributed earnings of approximately $834,877 are considered to be indefinitely reinvested. The unrecognized deferred tax liabilities on these earnings are estimated to range between $41,744 and $83,488, depending on whether the immediate offshore entities qualify for the preferential withholding tax rate of 5%.

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2022	2023	2024
Beginning balance	$45,682	$43,488	$72,678
Additions (reversals)	(1,531)	28,819	(19,328)
Foreign exchange effect	(663)	371	(699)
Ending balance	$43,488	$72,678	$52,651

17. INCOME TAXES (Continued)

As of December 31, 2024, the Company had accumulated net operating loss carryforward of $1,426,398, including $424,615 of U.S. federal and state net operating loss carryforwards, which expire between 2027 and 2043.

The Company evaluates both positive and negative evidence in assessing the realizability of deferred tax assets, including the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the historical expiration of tax attributes and feasible tax planning alternatives. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences become deductible for tax purposes. The Company recognized a valuation allowance of $72,678 and $52,651 as of December 31, 2023 and 2024, respectively.

Uncertain tax positions

The Company makes an assessment of the level of authority for each of its uncertain tax positions, if that position is more likely than not of being sustained upon examination, based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. This liability is recorded as liability for uncertain tax positions in the consolidated balance sheets. The Company accrues and classifies interest and penalties associated with such unrecognized tax benefits as income tax expense. The amounts of interest and penalties accrued as of December 31, 2023 and 2024 were $956 and $941, respectively. Given the uncertainty in timing and outcome of the Company’s tax examinations, an estimate of the range of the reasonably possible change in gross unrecognized tax benefits within one year cannot be made at this time.

The following table presents the movement and balance of the liability for uncertain tax positions (excluding interest and penalties):

	Years Ended December 31,
	2022	2023	2024
Beginning balance	$5,863	$4,770	$4,745
Additions	—	—	146
Reductions for tax positions from prior years and statute of limitations expirations	(678)	(24)	(63)
Foreign exchange effect	(415)	(1)	1
Ending balance	$4,770	$4,745	$4,829

The Company file income tax returns in Canada and various jurisdictions. Generally, the Company’s taxation years from 2018 to 2024 are open for reassessment to the Canadian tax authorities. The Company is subject to taxation in the United States and various state jurisdictions. The Company is not currently under examination by the federal or state tax authorities. The Company’s income tax returns for 2020 through 2024 remain open to examination by the U.S. tax authorities.